Operating lease assets (excluding land use rights) and lease liabilities - Undiscounted cash payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Undiscounted cash payment
2026	$ 1,016
2027	696
2028	143
Total undiscounted payments	1,855
Less: effect of discounting	(117)
Discounted lease liabilities	$ 1,738